Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

February 24, 2012

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo AdvantageC&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small/Mid Cap Core Fund, and Wells Fargo Advantage Special Mid Cap Value Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in their prospectuses (SEC Accession No. 0000907244-12-000031). The 485(b) is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact Brian Montana at (617) 210-3662.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel